Document and Entity Information	May 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on May 7, 2026 (the “Original Report”) by Vital Farms, Inc. (the “Company”). This Amendment is being filed solely to amend and supplement the Company’s disclosure under Item 2.05 of the Original Report. At the time of filing the Original Report, the Company was unable in good faith to make a determination of an estimate or range of estimates required by Item 2.05 of Form 8-K for the plan described in the Original Report. The Company is filing this Amendment to provide such estimates now that they are reasonably estimable. Except as described below, all other information in the Original Report remains unchanged, and this Amendment should be read in conjunction with the Original Report.
Document Period End Date	May 01, 2026
Entity Registrant Name	Vital Farms, Inc.
Entity Central Index Key	0001579733
Entity Emerging Growth Company	false
Entity File Number	001-39411
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0496985
Entity Address, Address Line One	3601 South Congress Avenue
Entity Address, Address Line Two	Suite A100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	877
Local Phone Number	455-3063
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	VITL
Security Exchange Name	NASDAQ